Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Net income available to common stockholders	$4,583	$(7,294)	$23,560	$4,680

Weighted average outstanding shares of common stock	90,170,462	77,224,463	83,275,206	77,211,354
Dilutive effect of stock-based awards	3,783,441	—	3,582,720	503,591
Adjusted weighted average outstanding and assumed conversions for diluted EPS	93,953,903	77,224,463	86,857,926	77,714,945

Earnings (loss) per share from continuing operations:
Basic	$0.05	$(0.09)	$0.28	$0.05
Diluted	0.05	(0.09)	0.27	0.05

Earnings per share from discontinued operations:
Basic	$—	$—	$—	$0.01
Diluted	—	—	—	0.01

Total earnings (loss) per share:
Basic	$0.05	$(0.09)	$0.28	$0.06
Diluted	0.05	(0.09)	0.27	0.06

	Year ended December 31,
	2015	2014
Net income (loss) available to common stockholders	$13,863	$(25,825)
Weighted average outstanding shares of common stock	77,216,133	65,253,954
Dilutive effect of stock‑based awards	425,255	—
Adjusted weighted average outstanding and assumed conversions for diluted EPS	77,641,388	65,253,954
Earnings (loss) per share from continuing operations:
Basic	$0.17	$(0.40)
Diluted	0.17	(0.40)
Earnings per share from discontinued operations:
Basic	$0.01	$—
Diluted	0.01	—
Total earnings (loss) per share:
Basic	$0.18	$(0.40)
Diluted	0.18	(0.40)

Schedule of antidilutive securities excluded from earnings per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015

Employee stock-based awards	35,737	12,292	327,880	672,617

	Year ended December 31,
	2015	2014
Employee stock options	2,035,332	2,536,960

Schedule of the computation of pro forma basic and diluted earnings per share
Weighted average outstanding shares of common stock	77,216,133
Additional pro forma shares required to be issued in offering necessary to pay dividend	7,835,775
Pro forma weighted average shares of common stock — basic	85,051,908
Adjusted weighted average outstanding and assumed conversions for diluted EPS	77,641,388
Additional pro forma shares required to be issued in offering necessary to pay dividend	7,835,775
Pro forma weighted average shares of common stock — diluted	85,477,163
Pro forma earnings per share from continuing operations:
Basic	$0.15
Diluted	0.15
Pro forma earnings per share from discontinued operations:
Basic	$0.01
Diluted	0.01
Pro forma earnings per share:
Basic	$0.16
Diluted	0.16